                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hawkins Capital, L.P.
Address:   717 Texas Ave., Suite 3001
           Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell Hawkins
Title:   Manager
Phone:   713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins                     Houston, Texas       February 13, 2007
---------------------------------   ----------------------   -----------------
[Signature]                              [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               -0-

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total:   $  315,049
                                          (thousands)

List of Other Included Managers:                None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
RHJ INTL CMN                   COM              025181496     4274   200000 SH       SOLE                   200000
ALTRIA GROUP INC               COM              02209s103    28321   330000 SH       SOLE                   330000
BAKER HUGHES INC               COM              057224107     3733    50000 SH       SOLE                    50000
BANK OF N Y CO INC             COM              064057102    11811   300000 SH       SOLE                   300000
CHEVRON CORP                   COM              166764100    62500   850000 SH       SOLE                   850000
CIMAREX ENERGY CO COM          COM              171798101     2920    80000 SH       SOLE                    80000
CITIGROUP INC                  COM              172967101    27850   500000 SH       SOLE                   500000
CONTANGO OIL & GAS COM NEW     COM              21075n204     2663   111700 SH       SOLE                   111700
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    33707   425000 SH       SOLE                   425000
DOW JONES & CO INC             COM              260561105     3800   100000 SH       SOLE                   100000
E M C CORPORATION MASS         COM              268648102     3960   300000 SH       SOLE                   300000
EXXON MOBIL CORP               COM              30231g102     7663   100000 SH       SOLE                   100000
FANNIE MAE (USA) COM NPV       COM              313586109     2969    50000 SH       SOLE                    50000
JOHNSON & JOHNSON              COM              478160104     3301    50000 SH       SOLE                    50000
NEW YORK TIMES CO.A            COM              650111107     1218    50000 SH       SOLE                    50000
NEWS CORPORATION CLASS A       COM              65248e104     5370   250000 SH       SOLE                   250000
NOVARTIS AG-ADR                COM              66987v109     4308    75000 SH       SOLE                    75000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206    30440   430000 SH       SOLE                   430000
SOUTHWEST AIRLINES CO          COM              844741108    34470  2250000 SH       SOLE                  2250000
STATE STREET CORP              COM              857477103    16860   250000 SH       SOLE                   250000
STREETTRACKS GOLD TR GOLD SHS  COM              863307104     6321   100000 SH       SOLE                   100000
TORCHMARK CORP                 COM              891027104     1594    25000 SH       SOLE                    25000
UNITED PARCEL SERVICE CL B     COM              911312106    14996   200000 SH       SOLE                   200000